UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31,

Date of reporting period:  JANUARY 31, 2011


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2011




[LOGO OF USAA]
   USAA(R)

                                     [GRAPHIC OF USAA SCIENCE & TECHNOLOGY FUND]

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     SEMIANNUAL REPORT
     USAA SCIENCE & TECHNOLOGY FUND
     FUND SHARES  o ADVISER SHARES
     JANUARY 31, 2011

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FUND OBJECTIVE

LONG-TERM CAPITAL APPRECIATION.

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TYPES OF INVESTMENTS

Normally invest at least 80% of the Fund's assets in equity securities of companies expected to benefit from the development and use of scientific and technological advances and improvements.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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TABLE OF CONTENTS

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
PRESIDENT'S MESSAGE                                                           2

MANAGERS' COMMENTARY                                                          4

FUND RECOGNITION                                                              8

INVESTMENT OVERVIEW                                                           9

FINANCIAL INFORMATION

  Portfolio of Investments                                                   15

  Notes to Portfolio of Investments                                          22

  Financial Statements                                                       24

  Notes to Financial Statements                                              27

EXPENSE EXAMPLE                                                              45

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2011, USAA. All rights reserved.

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PRESIDENT'S MESSAGE

"ALTHOUGH I AGREE THAT STATE AND LOCAL
GOVERNMENTS ARE UNDER FINANCIAL STRESS,            [PHOTO OF DANIEL S. McNAMARA]
I DO NOT BELIEVE WE WILL SEE MASSIVE
MUNICIPAL BOND DEFAULTS."

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FEBRUARY 2011

We witnessed a significant shift in market sentiment during the six-month reporting period. At the beginning of August, many observers were worried about the strength and sustainability of the economic recovery. Some even feared a double-dip recession as the effects of the federal government's fiscal stimulus faded. At the same time, it was widely expected that the Federal Reserve (the
Fed) would compound economic problems by reversing its earlier monetary accommodations (the Fed's balance sheet had expanded as a result of its quantitative easing programs).

To ease these fears, Fed chairman Ben Bernanke strongly hinted in a late August speech that a new round of quantitative easing, known as "QE2", was on the way. As investors speculated about the size and scope of QE2, higher-risk assets, such as stocks, corporate bonds and high-yield securities, generally rallied and fears of recession faded. The rally continued through the mid-term elections. The result--a divided Congress--seemed to herald a period of greater bipartisanship and was followed by a productive lame duck session culminating in the extension of the Bush-era tax cuts.

After the November election, the Fed announced the details for QE2: the purchase of up to $600 billion in long-term U.S. Treasuries. Surprisingly, U.S. Treasury prices fell (and yields climbed) as investors continued to reallocate their portfolios into higher-risk assets. Generally speaking, the more risk investors took, the better their returns. Many U.S. stocks, for instance, posted double-digit gains.

Investors' preference for higher-risk securities was also supported by better-than-expected corporate earnings. Market volatility declined as optimism grew about the economic outlook. In spite of high unemployment and modest consumer spending, the U.S. economy expanded at an annualized rate of 3.2% during the fourth quarter, up from 2.6% in the third quarter.

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2  | USAA SCIENCE & TECHNOLOGY FUND

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Although I was pleased with the performance of USAA's family of no-load mutual funds during the six months, the financial markets face long-term economic headwinds as consumers continue rebuilding their balance sheets despite weak employment growth and the fragile housing market. In addition, the European Union's (EU) fiscal challenges are far from over. The EU has yet to find a sustainable balance between the painful effects of austerity on its weaker economies and the damaging effects of emerging inflationary pressures on its stronger economies.

Meanwhile, in the U.S., there have been several negative media reports about tax-exempt municipal credit quality, which in my view contributed to a decline in the tax-exempt bond market overall. Although I agree that state and local governments are under financial stress, I do not believe we will see massive municipal bond defaults. Many governments are making the tough choices necessary to address their budget problems. In some cases, this may require austerity measures (higher taxes and reduced services). Even so, I believe that issuers of investment-grade municipals have the ability to continue making payments on their debt. In addition, municipal finances generally improve (with a lag) after the economy recovers. Nevertheless, USAA's municipal bond team will remain vigilant for potential credit problems.

In this environment, I urge you to make all your investment decisions based on your time horizon, risk tolerance and financial goals. If you would like to refine your investment strategy, please call one of our USAA service representatives. They would be happy to review your plan and help you rebalance your portfolio, if necessary.

On behalf of everyone here at USAA Investment Management Company, thank you for allowing us to help you manage your investments. We appreciate your continued confidence in us.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

ALL EQUITY INVESTMENTS ENTAIL RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND INDIVIDUAL STOCKS MAY BE MORE VOLATILE THAN OTHER INVESTMENTS AND PROVIDE LESS INCOME.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

As interest rates rise, bond prices fall.

Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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                                                        PRESIDENT'S MESSAGE |  3

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MANAGERS' COMMENTARY ON THE FUND

Wellington Management Company, LLP

  JOHN F. AVERILL, CFA                                     BRUCE L. GLAZER
  NICOLAS B. BOULLET                                       ANITA M. KILLIAN, CFA
  ANN C. GALLO                                             MICHAEL T. MASDEA

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o   HOW DID THE USAA SCIENCE & TECHNOLOGY FUND (THE FUND SHARES) PERFORM?

    For the six-month period ended January 31, 2011, the Fund Shares had a total return of 22.07%. This compares to returns of 17.93% for the S&P 500 Index (the Index) and 23.92% for the Lipper Science & Technology Funds Index.

o   HOW DID THE FUND'S TECHNOLOGY PORTION PERFORM?

    The technology sector outperformed the broader market, and the Fund's technology portion outperformed the S&P North American Technology Index, primarily due to favorable security selection in communications equipment, computers & peripherals, and semiconductors & semiconductor equipment. Positions in Cisco Systems, Inc., Intel Corp., and Hewlett-Packard Co. were the leading contributors to performance relative to the Index. Exposure to diversified consumer services holdings and an underweight to the

    The S&P North American Technology Sector Index is the technology sub-index of the S&P North American Sector Indices. The S&P North American Technology Sector index family is designed as equity benchmarks for U.S. traded technology-related securities.

    Refer to page 10 for benchmark definitions.

    Past performance is no guarantee of future results.

    Intel Corp. and Hewlett-Packard Co. were sold out of the Fund prior to January 31, 2011.

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4  | USAA SCIENCE & TECHNOLOGY FUND

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    internet and catalog retail sector detracted from relative return. Strayer
    Education, Inc., Research In Motion Ltd., and Skyworth Digital Technology Co. Ltd. were the largest individual detractors from comparative performance.

o   WHAT IS WELLINGTON MANAGEMENT'S OUTLOOK FOR THE TECHNOLOGY SECTOR?

    We believe that 2011 will be another strong year for technology spending based on several industry trends such as the continued deployment of virtualization and cloud-based services which require the buildout of next-generation, flexible, and scalable computing architectures. This trend could be as large as the client-server rollout that took place in the 1990s, which drove strong spending for several years. Hardware, software, and information technology (IT) services are all poised to benefit: hardware companies by supplying the equipment to build these low-cost data centers; software firms by supplying virtualized operating systems and applications; and services companies by implementing these technologies. This growth in cloud computing is only accelerated by the continued penetration of next-generation mobility devices (i.e., smartphones and mobile tablets).

    Enterprises and consumers continue to demand information any time, anywhere, and any place, fueling the growth of intelligent mobility devices. This benefits not only the device makers, but also the infrastructure providers whose equipment carries all the mobile traffic and semiconductor suppliers that go into both the devices and the infrastructure. Mobility is a theme also driving growth for Asian technology companies. Leading suppliers in China, Taiwan, and South Korea are critical to the mass deployment of high-performance, low-cost mobile devices. Other opportunities in Asia include IT services companies, as Chinese corporations are now modernizing their IT systems the same way that the Western world did more than 10 years

    Research In Motion, Inc. was sold out of the Fund prior to January 31, 2011.

    You will find a complete list of securities that the Fund owns on pages
    15-21.

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                                           MANAGERS' COMMENTARY ON THE FUND |  5

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    ago. Importantly, we continue to believe that the technology sector should continue to grow faster than the global economy, and that valuations are in-line with or less expensive than the market. Within the portfolio, we continue to be focused on quality, long-term secular growth companies with the ability to deliver strong double-digit growth.

o   HOW DID THE FUND'S HEALTH CARE PORTION PERFORM?

    Health care stocks underperformed both the broader U.S. market and the world market as measured by the S&P 500 and the MSCI World indices, respectively. The Fund's health care portfolio outperformed the S&P 500 Health Care Index. Security selection within medical technology, biotechnology, and pharmaceuticals, combined with an overweight to the pharmaceuticals sector, made the largest contributions to performance compared with the benchmark. We didn't own Abbott Laboratories and Johnson & Johnson which also contributed to relative performance. Merck & Co., Inc., Elan Corp. plc ADR, and Medicines Co. were the leading relative individual contributors. Security selection was negative within health services, but this was offset by positive results from our overweight to this top-performing area, resulting in a positive total contribution from health services. Unfavorable selection was driven by positions in Pfizer, Inc., Shionogi & Co. Ltd., and Amylin Pharmaceuticals, Inc.

o   WHAT IS WELLINGTON MANAGEMENT'S OUTLOOK FOR THE HEALTH CARE SECTOR?

    Within health care services, we believe that health maintenance organizations (HMOs) offer the greatest potential upside. In addition to benefiting from clarity on health reform, the commercial underwriting cycle has bottomed, setting 2011 up to be a strong year fundamentally for the sub-sector. We also expect to see merger & acquisition activity in the HMO industry. This activity will not just be horizontal, but vertical, as accountable care organizations seek to

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6  | USAA SCIENCE & TECHNOLOGY FUND

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    control costs and improve efficiencies. We also favor drug distributors, which we believe are poised to benefit from a resurgence in pharmaceutical spending and the pending wave of generic conversions that will begin this year. The overhang from upcoming patent expirations in 2011 to 2012 continues to weigh on pharmaceutical and large-cap biotechnology stocks. Japanese pharmaceutical companies remain attractive given their strong balance sheets and the value of their drug pipelines relative to their market capitalizations. Likewise, several large biotechnology companies now trade at attractive valuations. Among smaller biotechnology stocks, there are select opportunities with attractive prospects based on the promise of innovative products to address medical needs that are currently underserved. Within medical technology, we continue to look for companies with underappreciated franchises or promising research & development projects. In addition, we continue to believe that cardiovascular disease represents one of the strongest areas for growth, with a large underpenetrated market, particularly for atrial fibrillation procedures. While there has been a modest slowdown in overall medical procedures due to economic uncertainty, longer-term prospects remain solid, and international markets are becoming more significant growth drivers. While we are confident in our portfolio positioning, we will continue to closely monitor industry developments and make adjustments to the portfolio as needed.

    On behalf of our colleagues at USAA, we thank you for your investment in the Fund.

    The USAA Science & Technology Fund may be more volatile than funds that diversify across many industries because of the short life cycles and competitive pressures of many of the products or services of the companies this Fund invests in.

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                                           MANAGERS' COMMENTARY ON THE FUND |  7

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FUND RECOGNITION

USAA SCIENCE & TECHNOLOGY FUND

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                             LIPPER LEADER (OVERALL)

                                       [5]

                                       TAX
                                    EFFICIENCY

The Fund is listed as a Lipper Leader for Tax Efficiency among 151 funds within the Lipper Science & Technology Funds category for the overall period ended January 31, 2011. The Fund received a Lipper Leader rating for Tax Efficiency among 136 and 100 funds for the five- and 10-year periods, respectively. Lipper ratings for Tax Efficiency reflect funds' historical success in postponing taxable distributions relative to peers as of January 31, 2011. Tax efficiency offers no benefit to investors in tax-sheltered accounts such as 401(k) plans.

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Ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Tax Efficiency metric over three-, five-, and 10-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders, the next 20% receive a score of 4, the middle 20% are scored 3, the next 20% are scored 2, and the lowest 20% are scored 1. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at WWW.LIPPERLEADERS.COM. Lipper Leader Copyright 2011, Reuters, All Rights Reserved.

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8  | USAA SCIENCE & TECHNOLOGY FUND

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INVESTMENT OVERVIEW

USAA SCIENCE & TECHNOLOGY FUND SHARES (Symbol: USSCX)


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                                         1/31/11                     7/31/10
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Net Assets                           $344.4 Million              $292.3 Million
Net Asset Value Per Share                $13.00                      $10.65


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                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/11
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  7/31/10 to 1/31/11*         1 Year            5 Years             10 Years
        22.07%                25.24%             2.84%               -2.74%


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                                 EXPENSE RATIO**
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                                      1.45%


*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

**THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN FUND SHARES' PROSPECTUS ASSETS.THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDES ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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                                                        INVESTMENT OVERVIEW |  9

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                  LIPPER SCIENCE & TECHNOLOGY    USAA SCIENCE & TECHNOLOGY
                 S&P 500 INDEX            FUNDS INDEX                  FUND SHARES
 1/31/2001        $10,000.00              $10,000.00                   $10,000.00
 2/28/2001          9,088.18                7,394.11                     7,377.62
 3/31/2001          8,512.45                6,310.72                     6,351.98
 4/30/2001          9,173.95                7,542.84                     7,470.86
 5/31/2001          9,235.41                7,191.13                     7,039.63
 6/30/2001          9,010.63                7,072.36                     6,841.49
 7/31/2001          8,921.93                6,505.90                     6,252.91
 8/31/2001          8,363.41                5,692.98                     5,477.86
 9/30/2001          7,688.04                4,471.37                     4,242.42
10/31/2001          7,834.64                5,148.48                     4,930.07
11/30/2001          8,435.61                5,898.19                     5,804.20
12/31/2001          8,509.51                5,926.73                     5,716.78
 1/31/2002          8,385.33                5,823.05                     5,611.89
 2/28/2002          8,223.62                5,045.28                     5,011.66
 3/31/2002          8,532.90                5,504.90                     5,472.03
 4/30/2002          8,015.57                4,849.57                     4,813.52
 5/31/2002          7,956.52                4,595.89                     4,545.45
 6/30/2002          7,389.78                3,990.50                     3,968.53
 7/31/2002          6,813.86                3,564.41                     3,624.71
 8/31/2002          6,858.44                3,480.25                     3,583.92
 9/30/2002          6,113.07                2,996.24                     3,071.10
10/31/2002          6,651.12                3,449.60                     3,537.30
11/30/2002          7,042.60                3,976.20                     3,991.84
12/31/2002          6,628.86                3,474.11                     3,508.16
 1/31/2003          6,455.21                3,453.69                     3,537.30
 2/28/2003          6,358.36                3,467.35                     3,502.33
 3/31/2003          6,420.09                3,464.97                     3,531.47
 4/30/2003          6,948.92                3,788.97                     3,828.67
 5/31/2003          7,315.04                4,225.61                     4,207.46
 6/30/2003          7,408.35                4,255.09                     4,283.22
 7/31/2003          7,538.97                4,483.67                     4,498.83
 8/31/2003          7,686.00                4,811.73                     4,726.11
 9/30/2003          7,604.38                4,683.15                     4,685.31
10/31/2003          8,034.56                5,154.15                     5,163.17
11/30/2003          8,105.25                5,232.19                     5,285.55
12/31/2003          8,530.33                5,256.85                     5,367.13
 1/31/2004          8,686.90                5,515.32                     5,582.75
 2/29/2004          8,807.64                5,428.29                     5,536.13
 3/31/2004          8,674.77                5,313.64                     5,396.27
 4/30/2004          8,538.59                4,947.58                     5,128.21
 5/31/2004          8,655.76                5,194.03                     5,390.44
 6/30/2004          8,824.07                5,284.59                     5,501.17
 7/31/2004          8,532.02                4,707.58                     4,941.72
 8/31/2004          8,566.53                4,518.05                     4,708.62
 9/30/2004          8,659.31                4,728.35                     4,883.45
10/31/2004          8,791.61                4,995.44                     5,064.10
11/30/2004          9,147.33                5,273.96                     5,338.00
12/31/2004          9,458.60                5,473.16                     5,536.13
 1/31/2005          9,228.04                5,145.03                     5,244.76
 2/28/2005          9,422.24                5,158.33                     5,238.93
 3/31/2005          9,255.39                5,020.81                     5,029.14
 4/30/2005          9,079.86                4,819.45                     5,000.00
 5/31/2005          9,368.77                5,247.72                     5,367.13
 6/30/2005          9,382.06                5,186.64                     5,372.96
 7/31/2005          9,730.97                5,499.65                     5,699.30
 8/31/2005          9,642.18                5,464.89                     5,775.06
 9/30/2005          9,720.28                5,570.57                     5,827.51
10/31/2005          9,558.23                5,450.10                     5,734.27
11/30/2005          9,919.75                5,751.82                     6,083.92
12/31/2005          9,923.15                5,767.14                     6,153.85
 1/31/2006         10,185.94                6,122.10                     6,585.08
 2/28/2006         10,213.58                6,021.59                     6,421.91
 3/31/2006         10,340.72                6,171.62                     6,526.81
 4/30/2006         10,479.57                6,170.74                     6,585.08
 5/31/2006         10,177.95                5,703.50                     6,182.98
 6/30/2006         10,191.75                5,599.37                     6,066.43
 7/31/2006         10,254.62                5,329.65                     5,920.75
 8/31/2006         10,498.61                5,626.66                     6,229.60
 9/30/2006         10,769.16                5,809.07                     6,386.95
10/31/2006         11,120.08                5,963.78                     6,550.12
11/30/2006         11,331.54                6,219.75                     6,742.42
12/31/2006         11,490.50                6,155.54                     6,748.25
 1/31/2007         11,664.27                6,254.60                     6,812.35
 2/28/2007         11,436.13                6,209.31                     6,748.25
 3/31/2007         11,564.04                6,243.44                     6,777.39
 4/30/2007         12,076.28                6,457.53                     7,074.59
 5/31/2007         12,497.68                6,707.86                     7,435.90
 6/30/2007         12,290.05                6,792.08                     7,435.90
 7/31/2007         11,909.00                6,785.83                     7,325.17
 8/31/2007         12,087.52                6,928.38                     7,500.00
 9/30/2007         12,539.58                7,291.49                     7,808.86
10/31/2007         12,739.04                7,735.36                     8,088.58
11/30/2007         12,206.47                7,152.25                     7,593.24
12/31/2007         12,121.78                7,186.91                     7,529.14
 1/31/2008         11,394.70                6,256.02                     6,783.22
 2/29/2008         11,024.53                6,101.73                     6,544.29
 3/31/2008         10,976.93                6,060.48                     6,433.57
 4/30/2008         11,511.54                6,524.53                     6,958.04
 5/31/2008         11,660.65                6,891.38                     7,301.86
 6/30/2008         10,677.61                6,287.73                     6,771.56
 7/31/2008         10,587.85                6,157.79                     6,649.18
 8/31/2008         10,741.00                6,272.91                     6,759.91
 9/30/2008          9,783.90                5,352.99                     5,815.85
10/31/2008          8,140.72                4,384.80                     4,597.90
11/30/2008          7,556.58                3,879.19                     4,108.39
12/31/2008          7,636.99                4,017.64                     4,271.56
 1/31/2009          6,993.29                3,927.99                     4,160.84
 2/28/2009          6,248.66                3,775.49                     3,834.50
 3/31/2009          6,796.01                4,192.91                     4,271.56
 4/30/2009          7,446.46                4,712.02                     4,691.14
 5/31/2009          7,862.96                4,909.30                     4,912.59
 6/30/2009          7,878.56                5,003.74                     5,064.10
 7/31/2009          8,474.47                5,413.88                     5,489.51
 8/31/2009          8,780.43                5,547.91                     5,646.85
 9/30/2009          9,108.08                5,883.43                     5,914.92
10/31/2009          8,938.88                5,683.99                     5,722.61
11/30/2009          9,475.06                5,964.10                     6,089.74
12/31/2009          9,658.08                6,343.84                     6,439.39
 1/31/2010          9,310.64                5,892.47                     6,048.95
 2/28/2010          9,599.06                6,131.18                     6,241.26
 3/31/2010         10,178.31                6,552.82                     6,643.36
 4/30/2010         10,339.00                6,699.38                     6,701.63
 5/31/2010          9,513.42                6,240.73                     6,200.47
 6/30/2010          9,015.41                5,866.80                     5,856.64
 7/31/2010          9,647.06                6,237.87                     6,206.29
 8/31/2010          9,211.55                5,920.22                     5,885.78
 9/30/2010         10,033.63                6,679.28                     6,655.01
10/31/2010         10,415.41                7,057.75                     6,923.08
11/30/2010         10,416.74                7,089.40                     6,917.25
12/31/2010         11,112.91                7,476.34                     7,313.52
 1/31/2011         11,376.30                7,729.68                     7,575.76

                                   [END CHART]

       Data from 1/31/01 to 1/31/11.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Science & Technology Fund Shares to the following benchmarks:

o The unmanaged, broad-based composite S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

o The unmanaged Lipper Science & Technology Funds Index tracks the total return performance of the 30 largest funds in the Lipper Science & Technology Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Indexes are unmanaged and you cannot invest directly in an Index.

================================================================================

10  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

USAA SCIENCE & TECHNOLOGY ADVISER SHARES (Symbol: USTCX)*


--------------------------------------------------------------------------------
                                                                   1/31/11
--------------------------------------------------------------------------------

Net Assets                                                       $6.3 Million
Net Asset Value Per Share                                           $12.98


--------------------------------------------------------------------------------
                    AVERAGE ANNUAL TOTAL RETURN AS OF 1/31/11
--------------------------------------------------------------------------------

                            Since Inception 8/01/10**
                                     19.74%


--------------------------------------------------------------------------------
                                 EXPENSE RATIO**
--------------------------------------------------------------------------------

   Before Reimbursement      1.67%        After Reimbursement          1.65%


*The USAA Science & Technology Adviser Shares (Adviser Shares) commenced operations on August 1, 2010, and do not have a full calendar year of performance.

**Total returns for periods of less than one year are not annualized. This return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

***USAA INVESTMENT MANAGEMENT COMPANY (THE MANAGER) HAS AGREED, THROUGH DECEMBER 1, 2011, TO MAKE PAYMENTS OR WAIVE MANAGEMENT, ADMINISTRATION, AND OTHER FEES TO LIMIT THE EXPENSES OF THE ADVISER SHARES SO THAT THE TOTAL ANNUAL OPERATING EXPENSES (EXCLUSIVE OF COMMISSION RECAPTURE, EXPENSE OFFSET ARRANGEMENTS, ACQUIRED FUND FEES AND EXPENSES, AND EXTRAORDINARY EXPENSES) DO NOT EXCEED AN ANNUAL RATE OF 1.65% OF THE ADVISER SHARES' AVERAGE DAILY NET ASSETS. THIS ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY NOT BE CHANGED OR TERMINATED BY THE MANAGER AT ANY TIME AFTER DECEMBER 1, 2011.

BEFORE AND AFTER REIMBURSEMENT EXPENSE RATIOS ARE REPORTED IN THE ADVISER SHARES' PROSPECTUS DATED DECEMBER 1, 2010. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDE ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

             LIPPER SCIENCE & TECHNOLOGY    USAA SCIENCE & TECHNOLOGY
                    FUNDS INDEX                 ADVISER SHARES           S&P 500 INDEX
 7/31/2010          $10,000.00                    $10,000.00               $10,000.00
 8/31/2010            9,490.77                      9,308.12                 9,548.56
 9/30/2010           10,707.64                     10,525.83                10,400.72
10/31/2010           11,314.36                     10,950.18                10,796.45
11/30/2010           11,365.09                     10,940.96                10,797.84
12/31/2010           11,985.40                     11,568.27                11,519.47
 1/31/2011           12,391.54                     11,974.17                11,792.50

                                   [END CHART]

       Data from 7/31/10 to 1/31/11.*

       See page 10 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Science & Technology Adviser Shares to the benchmarks.

*The performance of the Lipper Science & Technology Funds Index and the S&P 500 Index is calculated from the end of the month, July 31, 2010, while the Adviser Shares' inception date is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Indexes are unmanaged and you cannot invest directly in an Index.

================================================================================

12  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

                             TOP 10 EQUITY HOLDINGS
                                 AS OF 1/31/2011
                                (% of Net Assets)

Apple, Inc. ..............................................................  8.2%
QUALCOMM, Inc. ...........................................................  5.2%
Oracle Corp. .............................................................  5.0%
Google, Inc. "A" .........................................................  3.3%
Microsoft Corp. ..........................................................  2.9%
International Business Machines Corp. ....................................  2.6%
Western Union Co. ........................................................  2.5%
Automatic Data Processing, Inc. ..........................................  2.3%
BMC Software, Inc. .......................................................  2.0%
Alliance Data Systems Corp. ..............................................  1.8%

You will find a complete list of securities that the Fund owns on pages 15-21.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                    o SECTOR ASSET ALLOCATION* -- 1/31/2011 o

                     [PIE CHART OF SECTOR ASSET ALLOCATION]

INFORMATION TECHNOLOGY                                                     73.6%
HEALTH CARE                                                                21.6%
CONSUMER DISCRETIONARY                                                      1.8%
TELECOMMUNICATION SERVICES                                                  1.3%
INDUSTRIALS                                                                 0.7%
CONSUMER STAPLES                                                            0.4%
MONEY MARKET INSTRUMENTS                                                    0.7%

                                   [END CHART]

* Excludes short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

14  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2011 (unaudited)

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             EQUITY SECURITIES (99.4%)

             COMMON STOCKS (99.4%)

             CONSUMER DISCRETIONARY (1.8%)
             -----------------------------
             CONSUMER ELECTRONICS (0.5%)
3,209,703    Skyworth Digital Technology Co. Ltd.                       $  1,993
                                                                        --------
             EDUCATION SERVICES (0.1%)
    3,219    Strayer Education, Inc.(a)                                      386
                                                                        --------
             INTERNET RETAIL (1.2%)
    9,610    Priceline.com, Inc.*                                          4,118
                                                                        --------
             Total Consumer Discretionary                                  6,497
                                                                        --------
             CONSUMER STAPLES (0.4%)
             -----------------------
             DRUG RETAIL (0.4%)
   37,480    CVS Caremark Corp.                                            1,282
                                                                        --------
             HEALTH CARE (21.6%)
             -------------------
             BIOTECHNOLOGY (4.7%)
   34,100    3SBio, Inc. ADR*                                                549
   19,000    Acorda Therapeutics, Inc.*                                      417
   20,100    Alkermes, Inc.*                                                 260
   45,500    Amgen, Inc.*                                                  2,506
   59,100    Amylin Pharmaceuticals, Inc.*(a)                                956
   36,800    Arena Pharmaceuticals, Inc.*(a)                                  58
   55,300    Celera Corp.*                                                   342
   36,900    Celgene Corp.*                                                1,901
   19,600    Cephalon, Inc.*                                               1,158
    5,900    Exelixis, Inc.*                                                  51
   35,400    Gilead Sciences, Inc.*                                        1,359
   21,400    Immunogen, Inc.*(a)                                             177
  187,528    Incyte Corp.*(a)                                              2,764
   10,700    Ironwood Pharmaceuticals, Inc.*                                 115
    5,689    Pharmasset, Inc.*                                               276
   27,100    Regeneron Pharmaceuticals, Inc.*                                913
    9,700    Rigel Pharmaceuticals, Inc.*                                     65
   69,400    Seattle Genetics, Inc.*(a)                                    1,137
   43,656    Sigma Technologies International, Inc.*(a)                      501

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
   34,600    Trius Therapeutics, Inc.*                                  $    153
   19,200    Vertex Pharmaceuticals, Inc.*                                   747
                                                                        --------
                                                                          16,405
                                                                        --------
             HEALTH CARE DISTRIBUTORS (2.7%)
   48,400    AmerisourceBergen Corp.                                       1,735
   85,140    Cardinal Health, Inc.                                         3,534
   58,210    McKesson Corp.                                                4,376
                                                                        --------
                                                                           9,645
                                                                        --------
             HEALTH CARE EQUIPMENT (3.9%)
   96,700    ABIOMED, Inc.*                                                  948
    6,900    Beckman Coulter, Inc.                                           497
   58,600    China Medical Technologies, Inc. ADR*(a)                        720
   55,200    Covidien plc                                                  2,620
   13,800    DexCom, Inc.*                                                   195
   17,981    DiaSorin S.p.A.                                                 860
    2,600    Heartware International, Inc.*                                  242
   85,000    Medtronic, Inc.                                               3,257
   49,200    St. Jude Medical, Inc.*                                       1,992
  943,000    Trauson Holdings Co. Ltd.*                                      457
   70,900    Volcano Corp.*                                                1,862
                                                                        --------
                                                                          13,650
                                                                        --------
             HEALTH CARE SERVICES (0.1%)
    9,100    RehabCare Group, Inc.*                                          224
                                                                        --------
             HEALTH CARE TECHNOLOGY (0.1%)
    9,840    Allscripts - Misys Healthcare Solutions, Inc.*                  208
                                                                        --------
             LIFE SCIENCES TOOLS & SERVICES (0.7%)
   17,000    Life Technologies Corp.*                                        923
   19,700    PAREXEL International Corp.*                                    457
    3,200    PerkinElmer, Inc.                                                82
   20,300    Thermo Fisher Scientific, Inc.*                               1,163
                                                                        --------
                                                                           2,625
                                                                        --------
             MANAGED HEALTH CARE (2.8%)
   47,770    Aetna, Inc.                                                   1,574
   41,660    CIGNA Corp.                                                   1,751
  117,440    UnitedHealth Group, Inc.                                      4,821
   25,700    WellCare Health Plans, Inc.*                                    768
   12,790    WellPoint, Inc.*                                                794
                                                                        --------
                                                                           9,708
                                                                        --------

================================================================================

16  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             PHARMACEUTICALS (6.6%)
    4,086    Alk Abello A.S.                                            $    269
   16,971    Ardea Biosciences, Inc.*(a)                                     450
   13,900    AstraZeneca plc ADR(a)                                          680
   24,200    Auxilium Pharmaceuticals, Inc.*(a)                              549
   70,800    Daiichi Sankyo Co. Ltd.                                       1,537
   35,100    Eisai Co. Ltd.(a)                                             1,216
  264,600    Elan Corp. plc ADR*                                           1,786
   13,600    Eli Lilly and Co.                                               473
   72,800    Forest Laboratories, Inc.*                                    2,348
   22,757    Laboratorios Almirall S.A.                                      264
   66,300    Medicines Co.*                                                1,039
   75,500    Merck & Co., Inc.                                             2,504
  228,300    Pfizer, Inc.                                                  4,160
   93,000    Shionogi & Co. Ltd.                                           1,709
   22,500    Simcere Pharmaceutical Group ADR*                               288
   35,643    Teva Pharmaceutical Industries Ltd. ADR                       1,948
   21,105    UCB S.A.                                                        755
   21,000    Watson Pharmaceuticals, Inc.*                                 1,145
   16,900    XenoPort, Inc.*(a)                                              133
                                                                        --------
                                                                          23,253
                                                                        --------
             Total Health Care                                            75,718
                                                                        --------
             INDUSTRIALS (0.7%)
             ------------------
             RESEARCH & CONSULTING SERVICES (0.7%)
   98,125    Huron Consulting Group, Inc.*                                 2,513
                                                                        --------
             INFORMATION TECHNOLOGY (73.6%)
             ------------------------------
             APPLICATION SOFTWARE (4.1%)
   77,800    AsiaInfo-Linkage, Inc.*                                       1,670
   41,500    Citrix Systems, Inc.*                                         2,622
   84,800    Informatica Corp.*                                            3,935
   56,642    Longtop Financial Technologies Ltd. ADR*                      1,863
   19,840    Salesforce.com, Inc.*                                         2,562
   49,010    Vanceinfo Technologies, Inc.*                                 1,710
                                                                        --------
                                                                          14,362
                                                                        --------
             COMMUNICATIONS EQUIPMENT (11.7%)
1,454,000    AAC Acoustic Technologies Holdings, Inc.                      3,944
   87,090    ADTRAN, Inc.                                                  3,582
  168,200    Cisco Systems, Inc.*                                          3,557
  162,900    Emulex Corp.*                                                 1,859
   25,750    High Tech Computer Corp.(b)                                     861
  235,400    JDS Uniphase Corp.*                                           3,995
   54,500    Juniper Networks, Inc.*                                       2,023

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
   71,000    Polycom, Inc.*                                             $  3,113
  337,448    QUALCOMM, Inc.                                               18,266
                                                                        --------
                                                                          41,200
                                                                        --------
             COMPUTER HARDWARE (8.2%)
   85,300    Apple, Inc.*                                                 28,944
                                                                        --------
             COMPUTER STORAGE & PERIPHERALS (1.7%)
  237,500    EMC Corp.*                                                    5,911
                                                                        --------
             DATA PROCESSING & OUTSOURCED SERVICES (8.4%)
   87,847    Alliance Data Systems Corp.*(a)                               6,214
  166,411    Automatic Data Processing, Inc.                               7,971
   50,895    ExlService Holdings, Inc.*                                      970
   77,225    Genpact Ltd.*                                                 1,168
    8,800    Global Payments, Inc.                                           416
   70,500    hiSoft Technology International Ltd. ADR*                     2,124
   24,075    Visa, Inc. "A"                                                1,682
  431,850    Western Union Co.                                             8,758
                                                                        --------
                                                                          29,303
                                                                        --------
             ELECTRONIC COMPONENTS (1.7%)
  128,000    Corning, Inc.                                                 2,843
  698,720    Delta Electronics, Inc.(b)                                    3,224
                                                                        --------
                                                                           6,067
                                                                        --------
             ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
  233,000    Chroma Ate, Inc.(b)                                             719
                                                                        --------
             ELECTRONIC MANUFACTURING SERVICES (0.6%)
  499,480    Hon Hai Precision Industry Corp. Ltd.(b)                      2,139
                                                                        --------
             INTERNET SOFTWARE & SERVICES (7.0%)
   55,000    Akamai Technologies, Inc.*                                    2,658
   68,640    eBay, Inc.*                                                   2,084
   19,462    Google, Inc. "A"*                                            11,684
      214    Kakaku.com, Inc.                                              1,208
  116,930    Tencent Holdings Ltd.                                         3,018
  116,468    VeriSign, Inc.                                                3,919
                                                                        --------
                                                                          24,571
                                                                        --------
             IT CONSULTING & OTHER SERVICES (7.3%)
  107,101    Accenture plc "A"                                             5,512
   56,827    International Business Machines Corp.                         9,206
    2,400    iSoftStone Holdings Ltd. ADR*                                    45
  444,718    Sapient Corp.                                                 5,314
  125,132    Teradata Corp.*                                               5,379
                                                                        --------
                                                                          25,456
                                                                        --------

================================================================================

18  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             SEMICONDUCTOR EQUIPMENT (2.6%)
  280,100    ASM Pacific Technology Ltd.                                $  3,323
   68,030    ASML Holding N.V.                                             2,858
   43,800    Disco Corp.                                                   2,930
                                                                        --------
                                                                           9,111
                                                                        --------
             SEMICONDUCTORS (8.6%)
   48,810    Analog Devices, Inc.                                          1,895
   92,900    Broadcom Corp. "A"                                            4,189
   46,500    Cavium Networks, Inc.*                                        1,839
   43,900    Cree, Inc.*                                                   2,216
  691,500    LSI Corp.*                                                    4,280
  120,210    Maxim Integrated Products, Inc.                               3,104
  214,200    NVIDIA Corp.*                                                 5,124
    2,544    Samsung Electronics Co. Ltd.                                  2,226
    5,670    Silicon Laboratories, Inc.*                                     252
  156,337    Skyworks Solutions, Inc.*                                     4,967
                                                                        --------
                                                                          30,092
                                                                        --------
             SYSTEMS SOFTWARE (9.9%)
  142,870    BMC Software, Inc.*                                           6,815
  369,696    Microsoft Corp.                                              10,250
  546,520    Oracle Corp.                                                 17,505
                                                                        --------
                                                                          34,570
                                                                        --------
             TECHNOLOGY DISTRIBUTORS (1.6%)
1,500,060    Digital China Holdings Ltd.                                   2,878
1,059,000    Synnex Technology International Corp.(b)                      2,779
                                                                        --------
                                                                           5,657
                                                                        --------
             Total Information Technology                                258,102
                                                                        --------
             TELECOMMUNICATION SERVICES (1.3%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (1.3%)
  268,100    China Unicom Hong Kong Ltd. ADR(a)                            4,413
                                                                        --------
             Total Common Stocks (cost: $290,532)                        348,525
                                                                        --------

             WARRANTS (0.0%)

             HEALTH CARE (0.0%)
             ------------------
             BIOTECHNOLOGY (0.0%)
   14,450    Cytokinetics, Inc., acquired 5/19/2009; cost $0*(b),(c)           -
                                                                        --------
             Total Equity Securities (cost: $290,532)                    348,525
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             MONEY MARKET INSTRUMENTS (0.7%)

             MONEY MARKET FUNDS (0.7%)
2,344,913    State Street Institutional Liquid Reserve
               Fund, 0.18%(d) (cost: $2,345)                            $  2,345
                                                                        --------

             SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
             FROM SECURITIES LOANED (4.7%)

             MONEY MARKET FUNDS (2.0%)
   23,693    AIM Short-Term Investment Co. Liquid Assets
               Portfolio, 0.17%(d)                                            24
3,229,598    Blackrock Liquidity Funds TempFund, 0.17%(d)                  3,230
4,000,233    Fidelity Institutional Money Market
               Portfolio, 0.21%(d)                                         4,000
                                                                        --------
             Total Money Market Funds                                      7,254
                                                                        --------
--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000)
--------------------------------------------------------------------------------
             REPURCHASE AGREEMENTS (2.7%)
   $4,941    Credit Suisse First Boston, LLC, 0.21%,
               acquired on 1/31/2011 and due 2/01/2011 at $4,941
               (collateralized by $5,155 of Fannie Mae(e), 1.63%,
               due 10/26/2015; market value $5,044)                        4,941
    4,458    Deutsche Bank Securities, Inc., 0.21%, acquired on
               1/31/2011 and due 2/01/2011 at $4,458
               (collateralized by $4,740 of Freddie Mac(e), 3.15%,
                due 10/28/2020; market value $4,547)                       4,458
                                                                        --------
             Total Repurchase Agreements                                   9,399
                                                                        --------
             Total Short-Term Investments Purchased With Cash
               Collateral From Securities Loaned (cost: $16,653)          16,653
                                                                        --------

             TOTAL INVESTMENTS (COST: $309,530)                         $367,523
                                                                        ========

--------------------------------------------------------------------------------
                                                         CONTRACT    UNREALIZED
NUMBER OF      FORWARD CURRENCY            SETTLEMENT     VALUE     DEPRECIATION
CONTRACTS      CONTRACTS                      DATE        (000)            (000)
--------------------------------------------------------------------------------
               CONTRACTS TO SELL (0.1%)
118,933,000    Japanese Yen                 2/04/2011     $1,449          $(121)
 82,662,000    Japanese Yen                 2/04/2011      1,007            (76)
                                                          ---------------------

               RECEIVABLE AMOUNT ($2,259)                 $2,456          $(197)
                                                          =====================

================================================================================

20  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

-------------------------------------------------------------------------------------------------------
($ IN 000s)                                               VALUATION HIERARCHY
-------------------------------------------------------------------------------------------------------
                                           (LEVEL 1)            (LEVEL 2)        (LEVEL 3)
                                       QUOTED PRICES    OTHER SIGNIFICANT      SIGNIFICANT
                                   IN ACTIVE MARKETS           OBSERVABLE     UNOBSERVABLE
ASSETS                          FOR IDENTICAL ASSETS               INPUTS           INPUTS        TOTAL
-------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                              $338,803              $9,722               $-     $348,525
  Warrants                                          -                   -                -            -

Money Market Instruments:
  Money Market Funds                            2,345                   -                -        2,345

Short-Term Investments Purchased
  With Cash Collateral From
  Securities Loaned:
  Money Market Funds                            7,254                   -                -        7,254
  Repurchase Agreements                             -               9,399                -        9,399
-------------------------------------------------------------------------------------------------------
Total                                        $348,402             $19,121               $-     $367,523
-------------------------------------------------------------------------------------------------------

LIABILITIES
-------------------------------------------------------------------------------------------------------
Forward Currency Contracts to Sell*             $(197)                 $-               $-        $(197)
-------------------------------------------------------------------------------------------------------

* Forward currency contracts are valued at the unrealized appreciation/ (depreciation) of the contract.

For the six-month period ended January 31, 2011, common stocks with a fair value of $18,255,000 were transferred from Level 2 to Level 1. Due to an assessment of events at the end of the prior reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. At January 31, 2011, it was not necessary to adjust the closing prices for these securities.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2011 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. Investments in foreign securities were 16.3% of net assets at January 31, 2011. A category percentage of 0.0% represents less than 0.1% of net assets.

o  CATEGORIES AND DEFINITIONS

   WARRANTS -- entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

o  PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

   ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

o  SPECIFIC NOTES

   (a) The security or a portion thereof was out on loan as of January 31, 2011.

================================================================================

22  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

   (b) Security was fair valued at January 31, 2011, by USAA Investment Management Company (the Manager) in accordance with valuation procedures approved by the Board of Trustees.

   (c) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at January 31, 2011, was less than $500, which represented less than 0.1% of the Fund's net assets.

   (d) Rate represents the money market fund annualized seven-day yield at January 31, 2011.

   (e) Securities issued by government-sponsored enterprises are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.

     * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  23

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

January 31, 2011 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (including
    securities on loan of $16,138) (cost of $309,530)                  $ 367,523
  Cash denominated in foreign currencies (identified cost of $90)             90
  Receivables:
    Capital shares sold                                                      234
    USAA Investment Management Company (Note 7D)                               5
    Dividends and interest                                                    78
    Securities sold                                                        2,419
    Other                                                                      4
                                                                       ---------
      Total assets                                                       370,353
                                                                       ---------
LIABILITIES
  Payables:
    Upon return of securities loaned                                      16,653
    Securities purchased                                                   1,978
    Capital shares redeemed                                                  489
    Unrealized depreciation on foreign currency contracts
      held, at value                                                         197
   Accrued management fees                                                   213
   Accrued transfer agent's fees                                              10
   Other accrued expenses and payables                                        79
                                                                       ---------
      Total liabilities                                                   19,619
                                                                       ---------
        Net assets applicable to capital shares outstanding            $ 350,734
                                                                       =========

NET ASSETS CONSIST OF:
  Paid-in capital                                                      $ 407,581
  Accumulated undistributed net investment loss                             (115)
  Accumulated net realized loss on investments                          (114,528)
  Net unrealized appreciation of investments                              57,993
  Net unrealized depreciation of foreign currency translations              (197)
                                                                       ---------
    Net assets applicable to capital shares outstanding                $ 350,734
                                                                       =========
  Net asset value, redemption price, and offering price per share:
    Fund Shares (net assets of $344,424/26,485 shares outstanding)     $   13.00
                                                                       =========
    Adviser Shares (net assets of $6,310/486 shares outstanding)       $   12.98
                                                                       =========

See accompanying notes to financial statements.

================================================================================

24  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended January 31, 2011 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $23)                       $ 2,137
  Interest                                                                     5
  Securities lending (net)                                                    60
                                                                         -------
    Total income                                                           2,202
                                                                         -------
EXPENSES
  Management fees                                                          1,153
  Administration and servicing fees:
    Fund Shares                                                              238
    Adviser Shares                                                             4
  Transfer agent's fees:
    Fund Shares                                                              690
  Distribution and service fees (Note 7F):
     Adviser Shares                                                            6
  Custody and accounting fees:
    Fund Shares                                                               62
    Adviser Shares                                                             1
  Postage:
    Fund Shares                                                               41
  Shareholder reporting fees:
    Fund Shares                                                               21
  Trustees' fees                                                               5
  Registration fees:
    Fund Shares                                                               19
    Adviser Shares                                                            16
  Professional fees                                                           39
  Other                                                                        5
                                                                         -------
      Total expenses                                                       2,300
  Expenses paid indirectly:
    Fund Shares                                                               (6)
  Expenses reimbursed:
    Adviser Shares                                                            (5)
                                                                         -------
      Net expenses                                                         2,289
                                                                         -------
NET INVESTMENT LOSS                                                          (87)
                                                                         -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY
  Net realized gain (loss) on:
    Investments                                                           16,269
    Foreign currency transactions                                             (8)
  Change in net unrealized appreciation/depreciation of:
    Investments                                                           48,289
    Foreign currency translations                                           (118)
                                                                         -------
      Net realized and unrealized gain                                    64,432
                                                                         -------
  Increase in net assets resulting from operations                       $64,345
                                                                         =======

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  25

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended January 31, 2011 (unaudited), and year ended
July 31, 2010

--------------------------------------------------------------------------------

                                                        1/31/2011      7/31/2010
--------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment loss                                    $    (87)      $ (1,086)
  Net realized gain on investments                         16,269         40,522
  Net realized loss on foreign currency transactions           (8)           (23)
  Change in net unrealized appreciation/depreciation of:
    Investments                                            48,289         (5,003)
    Foreign currency translations                            (118)           (79)
                                                         -----------------------
    Increase in net assets resulting from operations       64,345         34,331
                                                         -----------------------
NET INCREASE IN NET ASSETS FROM CAPITAL SHARE
TRANSACTIONS (NOTE 6)
  Fund Shares                                             (10,971)        (7,008)
  Adviser Shares*                                           5,034              -
                                                         -----------------------
    Total net decrease in net assets from capital
      share transactions                                   (5,937)        (7,008)
                                                         -----------------------
  Net increase in net assets                               58,408         27,323

NET ASSETS
  Beginning of period                                     292,326        265,003
                                                         -----------------------
  End of period                                          $350,734       $292,326
                                                         =======================
Accumulated undistributed net investment loss:
  End of period                                          $   (115)      $    (28)
                                                         =======================

*Adviser shares were initiated on August 1, 2010.

See accompanying notes to financial statements.

================================================================================

26  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2011 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this semiannual report pertains only to the USAA Science & Technology Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is long-term capital appreciation.

The Fund has two classes of shares: Science & Technology Fund Shares (Fund Shares) and, effective August 1, 2010, Science & Technology Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In

================================================================================

28  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

        addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

    4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    5. Repurchase agreements are valued at cost, which approximates market value.

    6. Forward currency contracts are valued using daily foreign currency exchange rates.

    7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

        General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain common stocks traded on foreign exchanges, whose fair values at the reporting date included an adjustment to reflect changes occurring subsequent to the close of the trading in the foreign markets but prior to the close of trading in comparable U.S. securities markets, and repurchase agreements valued at cost, which approximates fair value.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- The Fund may buy, sell, and enter into certain types of derivatives, including, but

================================================================================

30  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

    not limited to futures contracts, options, options on futures contracts, and forward currency contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade.

    FORWARD CURRENCY CONTRACTS -- The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may enter into transactions to purchase or sell forward currency contracts in order to gain exposure to, or hedge against, changes in foreign exchange rates on its investment in securities traded in foreign countries. Forward currency contracts are agreements to exchange one currency for another at a future date and at a specified price. When the Fund believes that the currency of a specific country may deteriorate relative to the U.S. dollar, it may enter into a forward contract to sell that currency. The Fund bears the market risk that arises from changes in foreign exchange rates and the credit risk that a counterparty may fail to perform under a contract. The Fund's net equity in open forward currency contracts is included in the statement of assets and liabilities as net unrealized appreciation or depreciation and is generated from differences in the forward currency exchange rates at the trade dates of the contracts and the rates at the reporting date. When the contracts are settled, the Fund records a realized gain or loss equal to the difference in the forward currency exchange rates at the trade dates and at the settlement dates.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

    FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF JANUARY 31, 2011*
    (IN THOUSANDS)

                               ASSET DERIVATIVES               LIABILITY DERIVATIVES
--------------------------------------------------------------------------------------
                         STATEMENT OF                     STATEMENT OF
DERIVATIVES NOT          ASSETS AND                       ASSETS AND
ACCOUNTED FOR AS         LIABILITIES                      LIABILITIES
HEDGING INSTRUMENTS      LOCATION          FAIR VALUE     LOCATION             FAIR VALUE
-----------------------------------------------------------------------------------------
Forward currency         Unrealized            $-         Unrealized             $(197)
contracts                appreciation of                  depreciation of
                         foreign currency                 foreign currency
                         translations                     translations
-----------------------------------------------------------------------------------------

    *For open derivative instruments as of January 31, 2011, see the portfolio of investments, which is also indicative of activity for the period ended January 31, 2011.

     THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE SIX-MONTH PERIOD ENDED JANUARY 31, 2011
     (IN THOUSANDS)

DERIVATIVES                                                      CHANGE IN UNREALIZED
NOT ACCOUNTED      STATEMENT OF                                  APPRECIATION
FOR AS HEDGING     OPERATIONS           REALIZED GAIN (LOSS)     (DEPRECIATION)
INSTRUMENTS        LOCATION             ON DERIVATIVES           ON DERIVATIVES
-------------------------------------------------------------------------------------
Forward            Net realized               $(8)                       $(118)
currency           gain (loss) on
contracts          foreign currency
                   transactions
-------------------------------------------------------------------------------------

D. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

E. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis.

================================================================================

32  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

    Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

F. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

G. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

    difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

H. EXPENSES PAID INDIRECTLY -- A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended January 31, 2011, brokerage commission recapture credits and custodian and other bank credits reduced the Fund Shares' expenses by $6,000.

I. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

J. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

================================================================================

34  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.10% annually of the amount of the committed loan agreement). Prior to September 24, 2010, the maximum annual facility fee was 0.13% of the amount of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended January 31, 2011, the Fund paid CAPCO facility fees of $1,000, which represents 0.7% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2011.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2011, in accordance with applicable tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2010, the Fund had capital loss carryovers of $122,198,000, for federal income tax purposes. If not offset by subsequent capital gains, the capital loss carryovers will expire between 2011 and 2018, as shown below. It is unlikely that the Trust's Board of Trustees

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

      CAPITAL LOSS CARRYOVERS
--------------------------------------
  EXPIRES                    BALANCE
-----------               ------------
   2011                   $ 91,257,000
   2017                     14,426,000
   2018                     16,515,000
                          ------------
                 Total    $122,198,000
                          ============

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period, ended January 31, 2011, the Fund did not incur any income tax, interest, or penalties. As of January 31, 2011, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended July 31, 2010, and each of the three preceding fiscal years, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2011, were $197,102,000 and $203,717,000, respectively.

As of January 31, 2011, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

================================================================================

36  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

Gross unrealized appreciation and depreciation of investments as of January 31, 2011, were $67,180,000 and ($9,187,000), respectively, resulting in net unrealized appreciation of $57,993,000.

(5) LENDING OF PORTFOLIO SECURITIES

The Fund, through its third-party securities-lending agent, ClearLend
Securities (ClearLend), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. The Fund and ClearLend retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. ClearLend receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wells Fargo, parent company of ClearLend, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the six-month period ended January 31, 2011, the Fund received securities-lending income of $60,000, which is net of the 20% income retained by ClearLend. As of January 31, 2011, the Fund loaned securities having a fair market value of approximately $16,138,000 and received cash collateral of $16,653,000 for the loans. Of this amount, $16,653,000 was invested in short-term investments, as noted in the Fund's portfolio of investments, and less than $500 remained in cash.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

(6) CAPITAL SHARE TRANSACTIONS

At January 31, 2011, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for all classes were as follows, in thousands:

                              SIX-MONTH PERIOD ENDED             YEAR ENDED
                                     1/31/2011                    7/31/2010
---------------------------------------------------------------------------------
                              SHARES         AMOUNT         SHARES        AMOUNT
                              ---------------------------------------------------
FUND SHARES:
Shares sold                    1,916        $ 22,997         4,831       $ 51,796
Shares issued from
 reinvested dividends              -               -             -              -
Shares redeemed               (2,889)        (33,968)       (5,513)       (58,804)
                              ---------------------------------------------------
Net decrease from
 capital share transactions     (973)       $(10,971)         (682)      $ (7,008)
                              ===================================================
ADVISER SHARES (INITIATED ON
 AUGUST 1, 2010):
Shares sold                      486        $  5,034             -       $      -
Shares issued from
 reinvested dividends              -               -             -              -
Shares redeemed                    -               -             -              -
                              ---------------------------------------------------
Net increase from
 capital share transactions      486        $  5,034             -       $      -
                              ===================================================

(7) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is authorized to select (with approval of the Trust's Board of Trustees and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed,

================================================================================

38  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

    terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

    The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper Science & Technology Funds Index over the performance period. The Lipper Science & Technology Funds Index tracks the total return performance of the 30 largest funds in the Lipper Science & Technology Funds category. The performance period for each class consists of the current month plus the previous 35 months. The performance adjustment for the Adviser Shares includes the performance of the Fund Shares for periods prior to August 1, 2010. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                  AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                    +/- 0.04%
+/- 4.01% to 7.00%                    +/- 0.05%
+/- 7.01% and greater                 +/- 0.06%

    (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Science & Technology Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended January 31, 2011, the Fund incurred total management fees, paid or payable to the Manager, of $1,153,000, which included a performance adjustment for the Fund Shares and Adviser Shares of $(58,000) and less than $(500), respectively. For the Fund Shares and Adviser Shares, the performance adjustments were (0.04)% and less than (0.01)%, respectively.

B. SUBADVISORY ARRANGEMENTS -- The Manager has entered into an investment subadvisory agreement with Wellington Management Company, LLP (Wellington Management), under which Wellington Management directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays Wellington Management a subadvisory fee in the annual amount of 0.45% of the Fund's average daily net assets for the first $100 million in assets that Wellington Management manages, plus 0.35% of the Fund's average daily net assets for assets over $100 million that Wellington Management manages. For the six-month period ended January 31, 2011, the Manager incurred subadvisory fees, paid or payable to Wellington Management, of $616,000.

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets for both the Fund Shares and Adviser Shares. For the six-month period ended January 31, 2011, the Fund Shares and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $238,000 and $4,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund.

================================================================================

40  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

    The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2011, the Fund reimbursed the Manager $5,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D. EXPENSE LIMITATION -- The Manager has agreed, through December 1, 2011, to limit the annual expenses of the Adviser Shares to 1.65% of its average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Adviser Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through December 1, 2011, without approval of the Trust's Board of Trustees, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended January 31, 2011, the Adviser Shares incurred reimbursable expenses of $5,000, which was receivable from the Manager.

E. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for both the Fund Shares and Adviser Shares are paid monthly based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. Each class also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended January 31, 2011, the Fund Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $690,000 and less than $500, respectively.

F. DISTRIBUTION AND SERVICE (12B-1) FEES -- The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to the Manager (the distributor) for distribution and shareholder services. The distributor pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

    rate of 0.25% of the Adviser Shares average daily net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended January 31, 2011, the Adviser Shares incurred distribution and service (12b-1) fees of $6,000.

G. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At January 31, 2011, USAA and its affiliates owned 483,000 shares, which represent 99% of the Adviser Shares and 1.8% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

42  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                             SIX-MONTH
                            PERIOD ENDED
                             JANUARY 31,                     YEAR ENDED JULY 31,
                            --------------------------------------------------------------------------
                                2011          2010          2009        2008        2007          2006
                            --------------------------------------------------------------------------
Net asset value at
 beginning of period        $  10.65      $   9.42      $  11.41    $  12.56    $  10.16      $   9.78
                            --------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment loss(a)         (.00)(b)      (.04)         (.05)       (.05)       (.10)         (.10)
 Net realized and
  unrealized gain (loss)(a)     2.35          1.27         (1.94)      (1.10)       2.50           .48
                            --------------------------------------------------------------------------
Total from investment
 operations(a)                  2.35          1.23         (1.99)      (1.15)       2.40           .38
                            --------------------------------------------------------------------------
Net asset value at
 end of period              $  13.00      $  10.65      $   9.42    $  11.41    $  12.56      $  10.16
                            ==========================================================================
Total return (%)*              22.07         13.06(d)     (17.44)      (9.16)      23.62(c)       3.89
Net assets at
 end of period (000)**      $344,424      $292,326      $265,003    $317,613    $367,454      $333,539
Ratios to average
 net assets:
 Expenses (%)(e)                1.41(f)       1.45(d)       1.67        1.49        1.51(c)       1.55
 Net investment loss (%)        (.05)(f)      (.37)         (.60)       (.44)       (.84)         (.91)
Portfolio turnover (%)           63            120           191         134         112           105

  *  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for less than one year are not annualized.
 **  For the six-month period ended January 31, 2011, average net assets were $315,607,000.
(a)  Calculated using average shares. For the six-month period ended January 31, 2011, average shares were 26,834,000.
(b)  Represents less than $0.01 per share.
(c)  For the year ended July 31, 2007, SAS voluntarily reimbursed the Fund Shares for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund Shares' total return or ratio of expenses to average net assets.
(d)  During the year ended July 31, 2010, SAS reimbursed the Fund $98,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the
     Fund Shares' total return was less than 0.01%. The reimbursement decreased the Fund Shares'
     expense ratios by 0.03%. This decrease is excluded from the expense ratios above.
(e)  Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios as follows:
                               (.00%)(+)      (.00%)(+)     (.00%)(+)   (.00%)(+)   (.01%)        (.02%)
     (+)Represents less than 0.01% of average net assets.
(f)  Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) -- ADVISER SHARES

Per share operating performance for a share outstanding throughout the period is as follows:

                                                                  SIX-MONTH
                                                                 PERIOD ENDED
                                                             JANUARY 31, 2011***
                                                             -------------------
Net asset value at beginning of period                              $10.84
                                                                    ------
Income (loss) from investment operations:
 Net investment loss(a)                                               (.02)
 Net realized and unrealized gain(a)                                  2.16
                                                                    ------
Total from investment operations(a)                                   2.14
                                                                    ------
Net asset value at end of period                                    $12.98
                                                                    ======
Total return (%)*                                                    19.74
Net assets at end of period (000)                                   $6,310
Ratios to average net assets:**
 Expenses (%)(c)                                                      1.65(b)
 Expenses, excluding reimbursements (%)(c)                            1.86(b)
 Net investment income (%)                                            (.40)(b)
Portfolio turnover (%)                                                  63

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for less than one year are not annualized.

 ** For the six-month period ended January 31, 2011, average net assets were $5,175,000.

*** Adviser Shares were initiated on August 1, 2010.

(a) Calculated using average shares. For the six-month period ended January 31, 2011, average shares were 428,000.

(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.

(c) Reflects total operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratio by less than 0.01%.

================================================================================

44  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

EXPENSE EXAMPLE

January 31, 2011 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2010, through January 31, 2011.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

================================================================================

                                                           EXPENSE EXAMPLE |  45

================================================================================

use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                              EXPENSES PAID
                                   BEGINNING              ENDING             DURING PERIOD**
                                 ACCOUNT VALUE         ACCOUNT VALUE        AUGUST 1, 2010* -
                                 AUGUST 1, 2010*      JANUARY 31, 2011      JANUARY 31, 2011
                                 ------------------------------------------------------------
FUND SHARES
Actual                              $1,000.00             $1,220.70                $7.89

Hypothetical
 (5% return before expenses)         1,000.00              1,018.10                 7.17

ADVISER SHARES*
Actual                               1,000.00              1,197.40                 9.04

Hypothetical
 (5% return before expenses)         1,000.00              1,016.70                 8.30

* For Adviser Shares the beginning of the period was the initiation date of August 1, 2010.

** Expenses are equal to the Fund's annualized expense ratio of 1.41% for Fund Shares and 1.65% for Adviser Shares, which are net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days for Fund Shares (to reflect the one-half-year period) or 182/365 for Adviser Shares (to reflect the number of days expenses were accrued). The Fund's ending account value on the first line in the table are based on its actual total return of 22.07% for Fund Shares and 19.74% for Adviser Shares for the period of August 1, 2010, through January 31, 2011.

================================================================================

46  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

TRUSTEES                             Christopher W. Claus
                                     Barbara B. Dreeben
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                       USAA Investment Management Company
INVESTMENT ADVISER,                  P.O. Box 659453
UNDERWRITER, AND                     San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "Products & Services"
SELF-SERVICE 24/7                    click "Investments," then
AT USAA.COM                          "Mutual Funds"

OR CALL                              Under "My Accounts" go to
(800) 531-USAA                       "Investments." View account balances,
        (8722)                       or click "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.CON; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and
(ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.


================================================================================

           USAA                                                 ----------------
           9800 Fredericksburg Road                                 PRSRT STD
           San Antonio, TX 78288                                  U.S. Postage
                                                                      PAID
                                                                      USAA
                                                                ----------------
>>  SAVE PAPER AND FUND COSTS

    At USAA.COM click: MY DOCUMENTS
    Set preferences to USAA DOCUMENTS ONLINE.

    [LOGO OF USAA]
         USAA          WE KNOW WHAT IT MEANS TO SERVE(R).

    ============================================================================
    31704-0311                               (C)2011, USAA. All rights reserved.


ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2011

By:*     CHRISTOPHER P. LAIA
         -----------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    March 25, 2011
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    March 28, 2011
         ------------------------------


By:*     ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    March 28, 2011
         ------------------------------


*Print the name and title of each signing officer under his or her signature.